Vessels, net, Vessels, Net (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Net Book Value [Abstract]
Beginning balance	$ 39,207,988
Ending balance	31,999,671
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	42,370,405
Capitalized vessel improvements	(1,786)
Vessel disposal	(8,912,837)
Ending balance	33,455,782
Accumulated Depreciation [Abstract]
Beginning balance	(3,162,417)
Vessel disposal	2,790,699
Depreciation	(1,084,393)
Ending balance	(1,456,111)
Net Book Value [Abstract]
Beginning balance	39,207,988
Capitalized vessel improvements	(1,786)
Vessel disposal	(6,122,138)
Depreciation	(1,084,393)
Ending balance	$ 31,999,671